Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Revenue [Abstract]
Disclosure Of Detailed Information About Revenue Explanatory
	For the Year Ended December 31,
	2022	2021	2020
	$ Thousands
Revenue from sale of electricity and infrastructure services in Israel	486,680	419,395	369,421
Revenue from sale of electricity in US	25,780	25,605	-
Revenue from sale of steam in Israel	18,476	17,648	16,204
Revenue from provision of services in US	31,509	25,115	-
Other revenue in Israel	11,512	-	845
	573,957	487,763	386,470